Debt Financing (Details 6) (USD $)		0 Months Ended		1 Months Ended					2 Months Ended
	Jun. 30, 2014	Dec. 16, 2013 AIG Revolving Credit Facility AerCap Ireland Capital Limited	Jun. 30, 2014 AIG Revolving Credit Facility AerCap Ireland Capital Limited	Oct. 31, 2012 Unsecured Debt 2012 Credit Facility ILFC bank	Jun. 30, 2014 Unsecured Debt $2.75 billion revolving credit facility AerCap Ireland Capital Limited	May 15, 2014 Unsecured Debt $2.75 billion revolving credit facility AerCap Ireland Capital Limited	Mar. 31, 2014 Unsecured Debt $2.75 billion revolving credit facility AerCap Ireland Capital Limited	Jun. 30, 2014 Unsecured Debt $2.75 billion revolving credit facility AerCap Ireland Capital Limited AerCap Holdings NV and its subsidiaries	Jun. 30, 2014 Unsecured Debt $2.75 billion revolving credit facility AerCap Ireland Capital Limited Minimum AerCap Holdings NV and its subsidiaries	Jun. 30, 2014 Unsecured Debt $2.75 billion revolving credit facility AerCap Ireland Capital Limited Base rate	Jun. 30, 2014 Unsecured Debt $2.75 billion revolving credit facility AerCap Ireland Capital Limited LIBOR	Jun. 30, 2014 Unsecured Debt $2.75 billion revolving credit facility Increase option on or before March 11, 2015 AerCap Ireland Capital Limited
Debt financings
Maximum borrowing capacity		$ 1,000,000,000		$ 2,300,000,000	$ 2,300,000,000	$ 2,750,000,000	$ 2,300,000,000
Term of debt instrument		5 years		3 years
Number of banks providing financing under the credit facility				10
Increase in borrowing capacity on or prior to March 11, 2015												4,000,000,000
Variable rate basis										base rate	LIBOR
Margin added to variable rate basis (as a percent)											2.25%
Ratio of consolidated indebtedness to shareholders' equity (as a percent)									500.00%
Stepping down ratio of consolidated indebtedness to shareholders' equity (as a percent)									400.00%
Interest rate coverage ratio (as a percent)									200.00%
Ratio of unencumbered assets to aggregate outstanding principal amount of certain financial indebtedness (as a percent)									135.00%
Debt outstanding, gross	$ 25,743,723,000	$ 100,000,000	$ 0					$ 0